Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

At June 30, 2017, intangible assets and goodwill consist of the following:

	June 30, 2017	Life
Permits and licenses	$50,000	-
Customer lists	351,431	7 years
Goodwill	221,556	-
Total intangible assets and goodwill	622,987
Less accumulated amortization	(15,481)
Intangible assets and goodwill - net	$607,506